Inventories	12 Months Ended
Dec. 31, 2012
Inventories

7. INVENTORIES

The components of inventories are as follows:

	December 31
	2011	2012
	US$	US$
Finished goods	3,616	7,181
Work in process	15,968	17,718
Raw materials	10,731	7,244

	30,315	32,143

The Company wrote down US$1,517 thousand, US$4,644 thousand and US$1,631 thousand in 2010, 2011 and 2012, respectively, for estimated obsolete or unmarketable inventory.